SUBSEQUENT EVENTS (Q3) (Details)		9 Months Ended	11 Months Ended
	Nov. 08, 2021 shares	Sep. 30, 2021	Dec. 31, 2020
SUBSEQUENT EVENTS [Abstract]
Stock conversion basis of business combination		1	1
Class A Ordinary Share [Member]
SUBSEQUENT EVENTS [Abstract]
Stock conversion basis of business combination		1	1
Subsequent Event [Member] | Warrant [Member] | SpringBig, Inc. [Member]
SUBSEQUENT EVENTS [Abstract]
Stock conversion basis of business combination	1
Number of shares converted (in shares)	1
Subsequent Event [Member] | Common Stock [Member] | Class A Ordinary Share [Member] | SpringBig, Inc. [Member]
SUBSEQUENT EVENTS [Abstract]
Stock conversion basis of business combination	1
Number of shares converted (in shares)	1
Subsequent Event [Member] | Common Stock [Member] | Class B Ordinary Shares [Member] | SpringBig, Inc. [Member]
SUBSEQUENT EVENTS [Abstract]
Stock conversion basis of business combination	1
Number of shares converted (in shares)	1